SHARE-BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Jun. 23, 2020	Jun. 23, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 11, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation			$ 422,221	$ 211,112
Common stock, par value			$ 0.0001	$ 0.0001		$ 0.0001
Exercise price			0.01
Fair value of shares granted			179,640
Share price			$ 5.0
Risk free interest rate			4.35%
Expected term			1 year
Exercise price			$ 0.01
Volatility			71.10%
Dividends
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation			$ 44,910
Consultant [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares	633,333
Number of stock issued, services, values	$ 633,333
Director [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted		36,000
Common stock, par value		$ 0.0001
Exercise price		$ 0.01
Options vested and expected to vest term		12 months
Fair value of shares granted		$ 179,640